Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 13, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure, as it applies to smaller reporting companies, regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer(s) (“PEO(s)”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for the fiscal years ended December 31, 2021 and 2022.
In determining the CAP to our PEO(s) and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO(s) and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the financial performance measures is also presented below. Note that for non-PEO NEOs, compensation is reported as an average.
The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our named executive officers, which is done independently from the disclosure requirements shown in this section. Accordingly, the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Pay Versus Performance Table

Year	Summary Compensation Table Total for Brian Adams(1) ($)	Summary Compensation Table Total for Calvin Knowlton(1) ($)	Compensation Actually Paid to Brian Adams(2) ($)	Compensation Actually Paid to Calvin Knowlton(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) (in millions)(4) ($)
2022	2,301,712	5,984,015	1,532,550	26,176	2,459,281	915,985	11.55	(147.5)
2021	N/A	5,971,425	N/A	(5,531,474)	2,925,697	(1,429,004)	35.01	(79.1)

(1)
During 2021, Dr. Calvin Knowlton served as our PEO. During 2022, Dr. Knowlton served as our PEO from January 1, 2022 to September 13, 2022, and Mr. Brian Adams served as our PEO from September 13, 2022 through December 31, 2022.

(2)
Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:

	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,301,712	5,984,015	2,459,281	5,971,425	2,925,697
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,633,498)	(2,654,433)	(1,264,207)	(5,229,000)	(2,396,625)
Year-end fair value of unvested awards granted in the current year	1,274,130	—	648,533	1,152,750	528,344
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(420,098)	—	(109,310)	(7,473,843)	(2,507,456)
Fair values at vest date for awards granted and vested in current year	—	369,688	75,833	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	10,304	(3,645,344)	(888,364)	47,194	21,036
	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	(27,750)	(5,781)	—	—
Dividends or dividend equivalents not otherwise included in total	—	—	—	—	—
Total Adjustments for Equity Awards	(769,162)	(5,957,839)	(1,543,296)	(11,502,899)	(4,354,701)
Compensation Actually Paid (as Calculated)	1,532,550	26,176	915,985	(5,531,474)	(1,429,004)

(3)
Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following NEOs by year:

2022: Dr. Orsula Knowlton, Michael Greenhalgh, and Thomas Cancro
2021: Brian Adams, Dr. Orsula Knowlton, and Michael Greenhalgh
(4)
Amounts shown are Net Income (Loss) attributable to the Company, as reflected in the Company’s Consolidated Statements of Operations for each of the years ended December 31, 2021, and 2022.

Named Executive Officers, Footnote [Text Block]
(1)
During 2021, Dr. Calvin Knowlton served as our PEO. During 2022, Dr. Knowlton served as our PEO from January 1, 2022 to September 13, 2022, and Mr. Brian Adams served as our PEO from September 13, 2022 through December 31, 2022.
(3)
Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following NEOs by year:

2022: Dr. Orsula Knowlton, Michael Greenhalgh, and Thomas Cancro
2021: Brian Adams, Dr. Orsula Knowlton, and Michael Greenhalgh

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:

	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,301,712	5,984,015	2,459,281	5,971,425	2,925,697
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,633,498)	(2,654,433)	(1,264,207)	(5,229,000)	(2,396,625)
Year-end fair value of unvested awards granted in the current year	1,274,130	—	648,533	1,152,750	528,344
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(420,098)	—	(109,310)	(7,473,843)	(2,507,456)
Fair values at vest date for awards granted and vested in current year	—	369,688	75,833	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	10,304	(3,645,344)	(888,364)	47,194	21,036
	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	(27,750)	(5,781)	—	—
Dividends or dividend equivalents not otherwise included in total	—	—	—	—	—
Total Adjustments for Equity Awards	(769,162)	(5,957,839)	(1,543,296)	(11,502,899)	(4,354,701)
Compensation Actually Paid (as Calculated)	1,532,550	26,176	915,985	(5,531,474)	(1,429,004)

Non-PEO NEO Average Total Compensation Amount			$ 2,459,281	$ 2,925,697
Non-PEO NEO Average Compensation Actually Paid Amount			$ 915,985	(1,429,004)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:

	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,301,712	5,984,015	2,459,281	5,971,425	2,925,697
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,633,498)	(2,654,433)	(1,264,207)	(5,229,000)	(2,396,625)
Year-end fair value of unvested awards granted in the current year	1,274,130	—	648,533	1,152,750	528,344
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(420,098)	—	(109,310)	(7,473,843)	(2,507,456)
Fair values at vest date for awards granted and vested in current year	—	369,688	75,833	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	10,304	(3,645,344)	(888,364)	47,194	21,036
	2022			2021
	Brian Adams ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)	Calvin Knowlton ($)	Average Non-PEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	(27,750)	(5,781)	—	—
Dividends or dividend equivalents not otherwise included in total	—	—	—	—	—
Total Adjustments for Equity Awards	(769,162)	(5,957,839)	(1,543,296)	(11,502,899)	(4,354,701)
Compensation Actually Paid (as Calculated)	1,532,550	26,176	915,985	(5,531,474)	(1,429,004)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			CAP and Tabula Rasa’s TSR
Compensation Actually Paid vs. Net Income [Text Block]			CAP and Company Net Income (Loss)
Total Shareholder Return Amount			$ 11.55	35.01
Net Income (Loss)			(147,500,000)	(79,100,000)
PEO Name	Mr. Brian Adams	Dr. Calvin Knowlton
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,543,296)	(4,354,701)
Equity Awards Adjustments Of Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,781)
Equity Awards Adjustments Of Brian Adams [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,301,712
PEO Actually Paid Compensation Amount			1,532,550
Equity Awards Adjustments Of Brian Adams [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(769,162)
Equity Awards Adjustments Of Calvin Knowlton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,984,015	5,971,425
PEO Actually Paid Compensation Amount			26,176	(5,531,474)
Equity Awards Adjustments Of Calvin Knowlton [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,957,839)	(11,502,899)
Equity Awards Adjustments Of Calvin Knowlton [Member] | Equity Awards Adjustments Of Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(27,750)
PEO [Member] | Equity Awards Adjustments Of Brian Adams [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,633,498)
PEO [Member] | Equity Awards Adjustments Of Brian Adams [Member] | Equity Awards Adjustments Of Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,274,130
PEO [Member] | Equity Awards Adjustments Of Brian Adams [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(420,098)
PEO [Member] | Equity Awards Adjustments Of Brian Adams [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,304
PEO [Member] | Equity Awards Adjustments Of Calvin Knowlton [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,654,433)	(5,229,000)
PEO [Member] | Equity Awards Adjustments Of Calvin Knowlton [Member] | Equity Awards Adjustments Of Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,152,750
PEO [Member] | Equity Awards Adjustments Of Calvin Knowlton [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,473,843)
PEO [Member] | Equity Awards Adjustments Of Calvin Knowlton [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			369,688
PEO [Member] | Equity Awards Adjustments Of Calvin Knowlton [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,645,344)	47,194
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,264,207)	(2,396,625)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			648,533	528,344
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(109,310)	(2,507,456)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			75,833
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (888,364)	$ 21,036